Interest Rate Swaps - Additional Information (Detail) (USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011 Derivative	Dec. 31, 2010
Interest Rate Swaps [Line Items]
Payment of interest rate swap	$ 2,368,000
Interest rate swap fixed interest rate	2.485%	2.485%
Interest rate swap notional amount	250,000,000	250,000,000
Interest rate swap interest rate	5.485%	5.485%
Interest rate swap liabilities, fair value		$ 4,600,000	$ 8,500,000
Number of interest rate swap agreements		1